Pension and Post-Retirement and Post-Employment Benefits - Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis (Detail) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	CAD 6,722	CAD 6,288
Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	322	160
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	191	166
Short-term Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	80	176
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2	2
Corporate Shares - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	923	1,008
Corporate Shares - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,931	2,766
Bonds and Debentures - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,074	1,799
Bonds and debentures - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	199	211
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	4,045	3,940
Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	191	166
Level 1 [Member] | Corporate Shares - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	923	1,008
Level 1 [Member] | Corporate Shares - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,931	2,766
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,376	2,204
Level 2 [Member] | Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	23	18
Level 2 [Member] | Short-term Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	80	176
Level 2 [Member] | Bonds and Debentures - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,074	1,799
Level 2 [Member] | Bonds and debentures - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	199	211
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	301	144
Level 3 [Member] | Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	299	142
Level 3 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	CAD 2	CAD 2